Current assets - trade and other receivables - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2020 EUR (€)
Trade and other receivables [abstract]
Guarantee included in deposits held	$ 409,098		€ 250,000
Recognised a loss in profit or loss in respect of impairment of receivables (excluding 'deposits held')	$ 0	$ 16,767